Subsequent Event (Details) - ARX Holding Corp. - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2018	Apr. 01, 2021	Dec. 31, 2019	Dec. 31, 2017
Subsequent Event [Line Items]
Equity interest percentage		86.80%		87.10%	69.00%
Payments to Acquire Interest in Subsidiaries and Affiliates		$ 295.9
Forecast
Subsequent Event [Line Items]
Equity interest percentage			100.00%
Subsequent Event | Forecast
Subsequent Event [Line Items]
Equity interest percentage	100.00%
Payments to Acquire Interest in Subsidiaries and Affiliates	$ 242.0